Shareholder Report, Line Graph (Details) 193811_Innovator U.S. Equity Ultra Buffer ETF - September_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Aug. 30, 2019	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - September
Account Value [Line Items]
Line Graph and Table Measure Name								Innovator U.S. Equity Ultra Buffer ETF - September NAV
Accumulated Value	$ 14,145	$ 11,825	$ 10,756	$ 11,634	$ 10,573	$ 10,176	$ 10,000	$ 15,952
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	21,182	15,348	13,934	16,318	11,418	10,408	10,000	$ 25,726
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500
Accumulated Value	$ 19,496	$ 14,331	$ 13,231	$ 15,737	$ 11,174	$ 10,380	$ 10,000	$ 23,374